LEASES - Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$ 236	$ 227	$ 217
Operating cash flows for finance leases	4	5	3
Financing cash flows for finance leases	52	73	54
Right-of-use assets obtained in exchange for lease obligations
Operating leases	241	211	295
Finance leases	$ 20	$ 79	$ 40